CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Activities
Income from continuing operations	$ 20,483	$ 3,409
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	32,291	31,013
Incremental charges on purchase accounting valuation of biological assets and inventory related to the acquisition of Legacy Dole	0	17,513
Net (gain) on sale of assets and asset write-offs	(3,973)	(495)
Stock-based compensation expense	1,330	648
Equity method earnings	(1,478)	(577)
Amortization of debt discounts and debt issuance costs	1,589	1,466
Deferred tax expense (benefit)	7,370	(4,078)
Pension and other postretirement benefit plan expense (benefit)	1,970	(1,023)
Dividends received from equity method investments	0	810
Other	(3,083)	(69)
Changes in operating assets and liabilities:
Receivables, net of allowances	(2,407)	(114,022)
Inventories	(6,768)	(48,762)
Accrued and other current and long-term liabilities	(32,097)	(31,124)
Net cash provided by (used in) operating activities	15,227	(145,291)
Investing activities
Sales of assets	6,529	15,620
Capital expenditures	(19,891)	(17,330)
Acquisitions, net of cash acquired	(1,405)	(1,399)
Insurance proceeds	0	776
Purchases of investments	(790)	(412)
Sales (purchases) of unconsolidated affiliates	1,507	(48)
Other	17	3
Net cash (used in) investing activities	(14,033)	(2,790)
Financing activities
Proceeds from borrowings and overdrafts	392,054	341,795
Repayments on borrowings and overdrafts	(347,448)	(212,414)
Dividends paid to shareholders	(7,592)	(7,590)
Dividends paid to noncontrolling interests	(1,918)	(3,616)
Other noncontrolling interest activity, net	(476)	0
Payment of contingent consideration	(1,151)	(599)
Net cash provided by financing activities	33,469	117,576
Effect of foreign exchange rate changes on cash	2,697	(4,108)
Increase (decrease) in cash and cash equivalents	37,360	(34,613)
Cash and cash equivalents at beginning of period		250,561
Cash and cash equivalents at end of period	$ 266,200	$ 215,948